INVENTORIES	12 Months Ended
Dec. 31, 2024
Classes of current inventories [abstract]
INVENTORIES	INVENTORIES
The Company periodically reviews its inventories for excess amounts, obsolescence and declines in selling prices below cost and records an allowance against the inventory balance to account for these circumstances. The reviews require management to estimate future demand for products.
Gross and net inventories

In millions	December 31, 2024	December 31, 2023
Gross inventories	$1,263.5	$1,129.0
Inventory provisions	(40.2)	(29.4)
Net inventories	$1,223.3	$1,099.6

In millions	December 31, 2024	December 31, 2023
Net inventories
Raw materials and consumables	$36.6	$45.0
Work in progress	44.6	48.7
Finished goods	1,142.1	1,005.9
Total	$1,223.3	$1,099.6
Inventory write-downs, including the impact of inventory provisions, recorded in Cost of goods sold were $42.5 million, $16.3 million and $15.9 million for the years ended December 31, 2024, 2023 and 2022, respectively.
Refer to Note 19. Borrowings for details of assets pledged as security for liabilities